Fort Pitt Capital Total Return Fund
a series of Fort Pitt Capital Funds
January 18, 2005

Supplement to the Prospectus
Dated May 17, 2004

Effective January 13, 2005, Brian C. Jacobs no longer serves as Associate Portfolio Manager for the Fort Pitt Capital Total Return Fund.

The following information contained in the Prospectus is hereby amended as follows:

The information about Mr. Jacobs under the Heading entitled “INVESTMENT ADVISOR AND PORTFOLIO MANAGEMENT TEAM” on page 5 is hereby removed.

Please retain this Supplement with your Prospectus for future reference.